FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  12/31/2000

Is this a transition report?  N

Is this an amendment to a previous filing?  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A.  Registrant  Name:  Retirement Plan Series Account
B.      File Number:  811-8762
C.      Telephone Number:  3037373000

2.A. Street:  8515 EAST ORCHARD ROAD
B.      City:  GREENWOOD VILLAGE
C.      State  COLORADO
D.      Zip Code:  80111
E.      Foreign Country:

3.      Is this the first filing on this form by Registrant?  N

4.      Is this the last filing on this form by Registrant?  N

5. Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

6. Is Registrant a unit investment trust (UIT)? Y (If yes, complete only 111 through 132)

111.  A. Depositor name: Great-West Life & Annuity Insurance Company
      B. File number: 333-01173
      C. City:  Greenwood Village   State:CO  Zip Code: 80111

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registant's units (include the sales loads, if any, collectd on units of a prior series placed in the portfolio of a subsequent series)($000's omitted) N/A


127.List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of      Total Assets    Total Income
                                      Series          ($000's      Distributions
                                    Investing         omitted)  ($000's omitted)


A.      U.S. Treasury direct issue                        $                $
B.      U.S. Government agency                            $                $
C.      State and municipal tax-free                      $                $
D.      Public utility debt                               $                $
E.      Brokers or dealers debt or
          debt of brokers' or dealers' parent             $                $
F.      All other corporate intermed. &
         long-term debt                                   $                $
G.      All other corporate short term debt               $                $
H.      Equity securities of brokers or
          dealers or parents of brokers or dealers        $                $
I.      Investment company equity securities              $                $
J.      All other equity securities                       $  77,357        $
K.      Other securities                                  $     -57        $
L.      Total assets of all series of registrant          $  77,300        $


128.    - 130. [/]  No changes

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted): $164


Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village  State of: Colorado       Date: February 22, 2001

Name of Registrant,  Depositor,  or Trustee:  Retirement Plan Series Account


By:/s/ Beverly A. Byrne                      Witness:/s/  Susan E. Campbell
Beverly A. Byrne                                          Susan E. Campbell
Vice President, Counsel                                   Legal Assistant I
and Associate Secretary